Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2023	2022
Off-balance sheet item:
Loan commitments(1)	$2,061	$2,217

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral	The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2023			2022
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$2,183	$(738)	$(1,316)	$129	$2,095	$(1,088)	$(923)	$84
Reverse repurchase agreements (Note 8)	28	(28)	—	—	14	(14)	—	—
Total financial assets	$2,211	$(766)	$(1,316)	$129	$2,109	$(1,102)	$(923)	$84
Financial liabilities:
Derivative liabilities	$(1,311)	$738	$489	$(84)	$(2,351)	$1,088	$1,136	$(127)
Repurchase agreements (Note 5.F.ii)	(2,705)	28	2,677	—	(2,725)	14	2,711	—
Cash collateral on securities lent (Note 5.F.iii)	(187)	—	176	(11)	(215)	—	203	(12)
Obligations for securities borrowing	(223)	—	223	—	(73)	—	73	—
Total financial liabilities	$(4,426)	$766	$3,565	$(95)	$(5,364)	$1,102	$4,123	$(139)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2) Financial collateral presented in the table above excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral at fair value, including initial margin and overcollateralization, received on derivative assets was $1,443 (December 31, 2022 — $1,061), received on reverse repurchase agreements was $28 (December 31, 2022 — $14), pledged on derivative liabilities was $1,472 (December 31, 2022 — $2,068), and pledged on repurchase agreements was $2,705 (December 31, 2022 — $2,725).
Disclosure of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2023		December 31, 2022
			(restated, see Note 2)
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,173	$13,173	$11,219	$11,219
Debt securities – FVTPL(1)	61,180	61,180	59,357	59,357
Debt securities – FVOCI	14,313	14,313	16,545	16,545
Equity securities – FVTPL	7,070	7,070	7,148	7,148
Equity securities – FVOCI	68	68
Mortgages and loans – FVTPL(2)	50,552	50,552	47,208	47,208
Mortgages and loans – FVOCI	1,948	1,948	1,804	1,804
Mortgages and loans – Amortized cost(3)	2,100	2,006	2,241	2,106
Derivative assets – FVTPL	2,183	2,183	2,095	2,095
Other financial invested assets (excluding CLOs) – FVTPL(4)	6,883	6,883	6,538	6,538
Other financial invested assets (CLOs) – FVTPL(7)	3,478	3,478	2,880	2,880
Total(5)	$162,948	$162,854	$157,035	$156,900
Financial liabilities
Investment contract liabilities – Amortized cost	$11,672	$11,672	$10,728	$10,728
Obligations for securities borrowing – FVTPL	223	223	73	73
Derivative liabilities – FVTPL	1,311	1,311	2,351	2,351
Other financial liabilities – Amortized cost(6)	2,449	2,348	1,996	1,852
Other financial liabilities (CLOs) – FVTPL(7)	3,247	3,247	2,816	2,688
Total(8)	$18,902	$18,801	$17,964	$17,692

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2023, $1,994 and $12 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2022 — $2,105 and $1, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $174,328 (December 31, 2022 — $168,789) includes Total financial assets in this table, Investment properties of $9,723 (December 31, 2022 — $10,102), and Other non-financial invested assets of $1,657 (December 31, 2022 — $1,652). Other non-financial invested assets consists of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages & loans at FVTPL	Mortgages & loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value		Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102		$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)		(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—		4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391		2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)		(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—		(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—		390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—		(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)		(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723		$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)		$(574)	$(18)	$(592)
December 31, 2022
(restated, see Note 2)
Beginning balance	$152	$53	$170		$12,251	$17	$3,650	$9,109		$25,402	$611	$26,013
Included in net income(1)(2)(3)	(23)	1	5		(3,086)	(15)	334	625		(2,159)	(32)	(2,191)
Included in OCI(2)	—	(12)	—		—	—	—	—		(12)	—	(12)
Purchases / Issuances	310	86	7		1,782	—	1,843	664		4,692	78	4,770
Sales / Payments	—	(2)	(16)		(506)	—	(313)	(430)		(1,267)	(6)	(1,273)
Settlements	(1)	—	—		—	—	(47)	—		(48)	(1)	(49)
Transfers into Level 3(4)	—	—	—		25	14	—	—		39	—	39
Transfers (out) of Level 3(4)(6)	(49)	(74)	—		(8,572)	—	—	—		(8,695)	—	(8,695)
Foreign currency translation(5)	5	—	5		160	—	88	134		392	(19)	373
Ending balance	$394	$52	$171		$2,054	$16	$5,555	$10,102	$—	$18,344	$631	$18,975
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(23)	$—	$—		$(3,089)	$(15)	$295	$612		$(2,220)	$(20)	$(2,240)

(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(486) for the year ended December 31, 2023, (December 31, 2022 — $667), net of amortization of leasing commissions and tenant inducements of $34 for the year ended December 31, 2023, (December 31, 2022 — $42). As at December 31, 2023, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Fair value change:
Cash, cash equivalents and short-term securities	$4
Debt securities	(15,846)
Equity securities	(1,167)
Mortgages and loans	(8,909)
Derivative investments	(2,148)
Other financial invested assets	129
Other liabilities – obligations for securities borrowing	15
Total change in fair value of assets and liabilities recognized in income	(27,922)
Fair value changes on investment properties	667
Foreign exchange gains (losses)(1)	573
Realized gains (losses) on property and equipment(2)	100
Fair value and foreign currency changes on assets and liabilities(3)	$(26,582)

(1)    Primarily arises from the translation of foreign currency denominated FVOCI monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2)    In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022.
(3)    Net investment income (loss) on our Consolidated Statements of Operations of $(20,580) for the year ended December 31, 2022 includes Fair value and foreign currency changes on assets and liabilities in this table of $(26,582) and Total interest and other investment income of $6,002.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2023	2022
Cash	$2,001	$3,068
Cash equivalents	9,169	6,310
Short-term securities	2,003	1,841
Cash, cash equivalents and short-term securities	13,173	11,219
Less: Bank overdraft, recorded in Other liabilities	—	6
Net cash, cash equivalents and short-term securities	$13,173	$11,213
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$30,180	$4,339	$34,519	$26,613	$6,064	$32,677
United States	20,111	6,266	26,377	20,274	6,196	26,470
United Kingdom	1,224	517	1,741	2,760	737	3,497
Other	9,665	3,191	12,856	9,710	3,548	13,258
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2023		2022
				(restated, see Note 2)
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$5,161	$849	$6,010	$3,696	$1,915	$5,611
Canadian provincial and municipal government	13,694	557	14,251	12,612	1,053	13,665
U.S. government and agency	712	658	1,370	759	778	1,537
Other foreign government	3,329	473	3,802	3,755	869	4,624
Total government issued or guaranteed debt securities	22,896	2,537	25,433	20,822	4,615	25,437
Corporate debt securities by industry sector:
Financials	8,171	2,889	11,060	8,232	3,123	11,355
Utilities	6,244	815	7,059	5,884	792	6,676
Industrials	4,510	979	5,489	4,533	1,042	5,575
Energy	2,793	479	3,272	2,978	364	3,342
Communication services	2,727	422	3,149	2,861	468	3,329
Real estate	1,987	538	2,525	1,865	641	2,506
Health care	1,625	413	2,038	1,618	416	2,034
Consumer staples	1,490	315	1,805	1,634	344	1,978
Consumer discretionary	950	776	1,726	1,085	751	1,836
Information technology	730	174	904	1,095	289	1,384
Materials	922	180	1,102	1,077	218	1,295
Total corporate debt securities	32,149	7,980	40,129	32,862	8,448	41,310
Asset-backed securities	6,135	3,796	9,931	5,673	3,482	9,155
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.

As at December 31, 2022 (restated, see Note 2)	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,455	$1,364	$—	$—	$2,819
Office	1,603	1,411	—	—	3,014
Multi-family residential	3,869	1,145	—	—	5,014
Industrial	1,669	996	—	—	2,665
Other	767	113	29	—	909
Total mortgages(1)	$9,363	$5,029	$29	$—	$14,421
Loans	$12,433	$15,468	$3,979	$4,952	$36,832
Total mortgages and loans	$21,796	$20,497	$4,008	$4,952	$51,253

(1)    $4,035 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,697	$3,079	$4,776	$1,629	$2,131	$3,760
Due in years 2-5	8,763	6,272	15,035	8,983	7,908	16,891
Due in years 6-10	9,513	2,199	11,712	9,488	3,370	12,858
Due after 10 years	41,207	2,763	43,970	39,257	3,136	42,393
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2023				2022
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$852	$58	$171	$1,081	$1,009	$251	$78	$1,338
Due in years 2-5	5,605	222	1,129	6,956	4,631	266	1,152	6,049
Due in years 6-10	3,510	8	495	4,013	4,068	11	711	4,790
Due after 10 years	2,093	3	—	2,096	2,244	—	—	2,244
Total mortgages	$12,060	$291	$1,795	$14,146	$11,952	$528	$1,941	$14,421

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2023				2022
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,285	$257	$126	$2,668	$2,464	$178	$156	$2,798
Due in years 2-5	6,768	966	163	7,897	6,028	789	125	6,942
Due in years 6-10	9,177	401	27	9,605	7,797	288	19	8,104
Due after 10 years	20,262	33	—	20,295	18,967	21	—	18,988
Total loans	$38,492	$1,657	$316	$40,465	$35,256	$1,276	$300	$36,832

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

	Terms to maturity
As at	Notional Amount
	Under 1 Year	1 to 5 Years	Over 5 Years	Total
December 31, 2023
Derivative designated as hedging instrument:
Interest rate contract / Interest rate risk(1)	$—	$—	$—	$—
Foreign exchange contracts / Currency risk(2)	828	40	—	868
Equity price risk(3)	54	114	—	168
Total designated as hedging instrument	882	154	—	1,036
Derivative investments(4)	27,534	11,125	30,726	69,385
Total derivatives	$28,416	$11,279	$30,726	$70,421
December 31, 2022
Derivative designated as hedging instrument:
Interest rate contract / Interest rate risk(1)	$—	$—	$—	$—
Foreign exchange contracts / Currency risk(2)	1,199	—	—	1,199
Equity price risk(3)	52	100	—	152
Total designated as hedging instrument	1,251	100	—	1,351
Derivative investments(4)	26,598	10,195	31,624	68,417
Total derivatives	$27,849	$10,295	$31,624	$69,768

(1)    The average fixed rate is 4% (December 31, 2022 — 0%).
(2)    The average CAD-USD exchange rate is $1.56 (December 31, 2022 — $1.34).
(3)    The average price is $66 (December 31, 2022 — $65).
(4)    Derivatives investments are derivatives that have not been designated as hedges for accounting purposes.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2023				2022
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$337	$266	$1,580	$2,183	$167	$351	$1,577	$2,095
Derivative liabilities	$(115)	$(137)	$(1,059)	$(1,311)	$(379)	$(196)	$(1,776)	$(2,351)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2023			2022
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$472	$(136)	$336	$482	$(254)	$228
A	1,686	(603)	1,083	1,560	(834)	726
BBB	—	—	—	15	—	15
Total over-the-counter derivatives(1)	$2,158	$(739)	$1,419	$2,057	$(1,088)	$969

(1)    Exchange-traded derivatives with a positive fair value of $25 in 2023 (2022 — $38) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2023		2022
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
AA	$—	$—	$20	$—
A	491	5	587	4
BB	540	15	706	5
BBB	—	—	47	7
Total single name credit default swap contracts	$1,031	$20	$1,360	$16
Total credit default swap contracts sold	$1,031	$20	$1,360	$16
The table below presents the distribution of reinsurance contract held assets by credit rating:

As at December 31,	2023				2022
					(restated, see Note 2)
	Gross exposure	Collateral	Net exposure		Gross exposure	Collateral	Net exposure
				%				%
AA or A	$3,550	$7	$3,543	97	$3,600	$31	$3,569	98
Below 'A'	2,217	2,135	82	2	2,423	2,346	77	2
Not rated	27	5	22	1	92	89	3	—
Total reinsurance contract held assets	$5,794	$2,147	$3,647	100	$6,115	$2,466	$3,649	100
The following table summarizes our debt securities by credit quality:

As at December 31, 2022 (restated, see Note 2)	FVTPL	FVOCI	Total debt securities
Debt securities by credit rating:
AAA	$9,440	$5,822	$15,262
AA	9,267	2,043	11,310
A	23,050	4,646	27,696
BBB	17,007	3,661	20,668
BB and lower	593	373	966
Total debt securities	$59,357	$16,545	$75,902
The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31, 2022 (restated, see Note 2)	Insured	AAA	AA	A	BBB	BB and lower	Impaired	Total
Mortgages by credit rating	$4,035	$—	$1,665	$5,483	$2,686	$538	$14	$14,421
Loans by credit rating	n/a	$285	$5,101	$15,257	$14,284	$1,872	$33	$36,832

Schedule of macroeconomic variables
The table below includes the key macroeconomic variables, primarily but not limited to what is provided below, and the ranges of scenarios incorporated in the model within the US and Canada.

As at December 31, 2023	Current quarter	12 months(2)			Remaining forecast period(2)
		Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product(1)	$22,538	1.3%	3.5%	(2.4)%	2.2%	2.4%	2.5%
Unemployment Rate	3.8%	4.0%	3.1%	6.7%	4.0%	3.3%	6.7%
BBB Bonds Spreads	1.9%	2.2%	1.9%	3.1%	2.1%	2.1%	2.1%
Canada
Gross Domestic Product(1)	$2,201	1.6%	3.6%	(2.1)%	1.9%	2.3%	1.6%
Unemployment Rate	5.8%	6.0%	5.2%	8.2%	5.9%	4.8%	8.6%
Oil Price	$85.60	$82.10	$84.70	$65.60	$71.40	$71.80	$61.00

(1)    Current quarter result is in billions.
(2)    Values represent averages for the year ended December 31, 2023.

Disclosure of changes in allowance for losses
The following table shows reconciliations from the opening balance to the closing balance of the allowance for ECL by class of financial instrument.

	Performing		Impaired	Total
For the year ended December 31, 2023	Stage 1	Stage 2	Stage 3
Debt securities:
Balance, beginning of year	$30	$2	$—	$32
Provision for credit losses:
Transfer to stage 1	—	—	—	—
Transfer to stage 2	—	—	—	—
Transfer to stage 3	—	—	—	—
New originations or purchases	9	—	—	9
Derecognition or maturities	(6)	—	—	(6)
Net remeasurement(1)	(3)	—	—	(3)
Write-offs, net of recoveries, and other adjustments	—	—	—	—
Balance, end of year	$30	$2	$—	$32
Mortgages and loans:
Balance, beginning of year	$4	$—	$39	$43
Provision for credit losses:
Transfer to stage 1	—	—	—	—
Transfer to stage 2	—	—	—	—
Transfer to stage 3	—	—	—	—
New originations or purchases	5	—	—	5
Derecognition or maturities	—	—	—	—
Net remeasurement(1)	(1)	—	10	9
Write-offs, net of recoveries, and other adjustments	—	—	—	—
Balance, end of year	$8	$—	$49	$57

(1)    Includes changes in the measurement resulting from the significant changes in credit risk and from changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes in forward looking macroeconomic conditions.
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2022	$80	$52	$132
Provision for (reversal of) losses	(2)	57	55
Foreign exchange rate movements	2	3	5
Balance, December 31, 2022	$80	$112	$192

Disclosure of credit risk exposure by internal rating
The following table presents the gross carrying amount of mortgages and loans at amortized cost and the fair value of mortgages and loans and debt securities at FVOCI. Risk ratings are based on internal ratings used in the measurement of ECL, as at the reporting date.

	Performing		Impaired	Total
As at December 31, 2023	Stage 1	Stage 2	Stage 3
Mortgages and loans at amortized cost:
Investment grade	$2,046	$25	$—	$2,071
Non-investment grade	—	25	—	25
Impaired	—	—	15	15
Total mortgages and loans at amortized cost	2,046	50	15	2,111
Less: Total allowance for ECL	1	—	10	11
Total mortgages and loans at amortized cost, net of total allowance for ECL	$2,045	$50	$5	$2,100
Mortgages and loans at FVOCI:
Investment grade	$1,806	$12	$—	$1,818
Non-investment grade	83	45	—	128
Impaired	—	—	2	2
Total mortgages and loans at FVOCI	$1,889	$57	$2	$1,948
Debt securities at FVOCI:
Investment grade	$13,834	$54	$—	$13,888
Non-investment grade	389	36	—	425
Impaired	—	—	—	—
Total debt securities at FVOCI	$14,223	$90	$—	$14,313

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following table:

As at December 31, 2022	Gross carrying value			Allowance for losses
	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,360	$40,868	$56,228	$—	$—	$—
Impaired	80	145	225	80	112	192
Total	$15,440	$41,013	$56,453	$80	$112	$192

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total equities	FVTPL	FVOCI	Total equities
Canada	$3,081	$—	$3,081	$3,038	$—	$3,038
United States	2,185	68	2,253	1,924	—	1,924
United Kingdom	105	—	105	154	—	154
Other	1,699	—	1,699	2,032	—	2,032
Total equities	$7,070	$68	$7,138	$7,148	$—	$7,148

Disclosure of risk sensitivity
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in equity market prices as at December 31, 2023 and December 31, 2022.

As at	December 31, 2023				December 31, 2022(4)
					(restated, see Note 2)
Change in Equity Markets(1)(2)(3)	25% decrease	10% decrease	10% increase	25% increase	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income (after-tax)	$(400)	$(175)	$175	$425	$(300)	$(125)	$125	$325

(1)Represents the respective change across all equity markets as at December 31, 2023 and December 31, 2022. Assumes that actual equity exposures consistently and precisely track the broader equity markets. Since in actual practice equity-related exposures differ from broad market indices (due to the impact of active management, basis risk, investments in private equity and other factors), realized sensitivities may differ significantly from those illustrated above. Sensitivities include the impact of re-balancing equity hedges for hedging programs at 2% intervals (for 10% changes in equity markets) and at 5% intervals (for 25% changes in equity markets).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2023 and December 31, 2022, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures and associates, which we account for on an equity basis.
(4)Effective January 1, 2023, we adopted IFRS 17 and IFRS 9, and certain financial assets were reclassified between measurement categories as permitted. December 31, 2022 amounts provided in the sensitivities tables have been adjusted to reflect these January 1, 2023 reclassifications. See Note 2 for further details on the reclassifications.
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in interest rates as at December 31, 2023 and December 31, 2022.

As at	December 31, 2023		December 31, 2022(4)
			(restated, see Note 2)
Change in Interest Rates(1)(2)(3)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$(25)	$50	$(100)	$75
Potential impact on OCI	$200	$(200)	$225	$(225)

(1)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at December 31, 2023 and December 31, 2022 with no change to the ultimate risk-free rate. Variations in realized yields based on factors such as different terms to maturity and geographies may result in realized sensitivities being significantly different from those illustrated above. Sensitivities include the impact of re-balancing interest rate hedges for hedging programs at 10 basis point intervals (for 50 basis point changes in interest rates).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2023 and December 31, 2022, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures and associates, which we account for on an equity basis.
(4)Effective January 1, 2023, we adopted IFRS 17 and IFRS 9, and certain financial assets were reclassified between measurement categories as permitted. December 31, 2022 amounts provided in the sensitivities tables have been adjusted to reflect these January 1, 2023 reclassifications. See Note 2 for further details on the reclassifications.
The following tables set out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in credit spreads and our net income and OCI to certain changes in swap spreads as at December 31, 2023 and December 31, 2022.

As at	December 31, 2023		December 31, 2022(3)
			(restated, see Note 2)
Change in Credit Spreads(1)(2)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$50	$(50)	$50	$(50)
Potential impact on OCI	$200	$(175)	$200	$(200)

(1)The credit spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure with no change to the ultimate liquidity premium. The sensitivities reflect a floor of zero on credit spreads where the spreads are not currently negative. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25.
(3)Effective January 1, 2023, we adopted IFRS 17 and IFRS 9, and certain financial assets were reclassified between measurement categories as permitted. December 31, 2022 amounts provided in the sensitivities tables have been adjusted to reflect these January 1, 2023 reclassifications. See Note 2 for further details on the reclassifications.

As at	December 31, 2023		December 31, 2022(3)
			(restated, see Note 2)
Change in Swap Spreads(1)(2)	20 basis point decrease	20 basis point increase	20 basis point decrease	20 basis point increase
Potential impact on net income (after-tax)	$(25)	$25	$(25)	$25

(1)The swap spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25.
(3)Effective January 1, 2023, we adopted IFRS 17 and IFRS 9, and certain financial assets were reclassified between measurement categories as permitted. December 31, 2022 amounts provided in the sensitivities tables have been adjusted to reflect these January 1, 2023 reclassifications. See Note 2 for further details on the reclassifications.
The following tables set out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in the value of our real estate investments as at December 31, 2023 and December 31, 2022.

As at	December 31, 2023		December 31, 2022(2)
			(restated, see Note 2)
Change in Real Estate Values(1)	10% decrease	10% increase	10% decrease	10% increase
Potential impact on net income (after-tax)	$(475)	$475	$(500)	$500

(1)Net income and OCI sensitivities have been rounded in increments of $25.
(2)Effective January 1, 2023, we adopted IFRS 17 and IFRS 9, and certain financial assets were reclassified between measurement categories as permitted. December 31, 2022 amounts provided in the sensitivities tables have been adjusted to reflect these January 1, 2023 reclassifications. See Note 2 for further details on the reclassifications.
Disclosure of maturity analysis for insurance contracts
Amounts in this table include the LIC for contracts measured using the PAA, but exclude the LRC for contracts measured using the PAA.

As at December 31,	2023	2022
Insurance contract liabilities:
1 year or less(1)	$11,428	$11,980
1-2 years	3,670	4,111
2-3 years	3,887	4,018
3-4 years	4,128	4,278
4-5 years	4,451	4,511
Over 5 years	556,052	469,366
Total	$583,616	$498,264
Insurance contract assets:
1 year or less(1)	$(463)	$(324)
1-2 years	(323)	(341)
2-3 years	(276)	(287)
3-4 years	(248)	(254)
4-5 years	(225)	(234)
Over 5 years	(3,305)	(3,753)
Total	$(4,840)	$(5,193)
Reinsurance contract held liabilities:
1 year or less(1)	$140	$132
1-2 years	83	80
2-3 years	88	86
3-4 years	91	89
4-5 years	95	94
Over 5 years	5,036	5,085
Total	$5,533	$5,566
Reinsurance contract held assets:
1 year or less(1)	$(520)	$(684)
1-2 years	(54)	(20)
2-3 years	(69)	(31)
3-4 years	(105)	(66)
4-5 years	(130)	(104)
Over 5 years	(11,330)	(12,102)
Total	$(12,208)	$(13,007)

(1)    Includes amounts payable on demand of $4,800 (2022 — $4,779), $nil (2022 — $nil), $nil (2022 — $nil), and $(33) (2022 — $(88)) for Insurance contract liabilities, Insurance contract assets, Reinsurance contract held liabilities, and Reinsurance contract held assets, respectively.

Disclosure of maturity analysis of other financial liabilities
The following table summarizes the contractual maturities of our significant financial liabilities and contractual commitments other than insurance contracts as at December 31, 2023 and 2022:

As at December 31,		2023				2022
						(restated, see Note 2)
Within 1 Year		1 Year to 3 Years	3 Years to 5 Years	Over 5 Years	Total	Within 1 Year	1 Year to 3 Years	3 Years to 5 Years	Over 5 Years	Total
Investment contract liabilities(1)	$5,728	$2,518	$1,442	$1,727	$11,415	$5,581	$2,037	$1,421	$1,609	$10,648
Senior debentures and unsecured financing(2)	2,347	28	28	533	2,936	2,353	28	28	548	2,957
Subordinated debt(2)	204	410	554	7,192	8,360	208	416	416	7,856	8,896
Bond repurchase agreements	2,705	—	—	—	2,705	2,725	—	—	—	2,725
Accounts payable and accrued expenses	8,665	—	—	—	8,665	8,080	—	—	—	8,080
Lease liabilities(3)	188	319	228	534	1,269	168	297	211	324	1,000
Secured borrowings from mortgage securitization	306	885	560	535	2,286	87	767	757	762	2,373
Borrowed funds(2)	86	103	14	162	365	210	26	38	170	444
Credit facilities(4)	2,330	—	—	—	2,330	2,339	—	—	—	2,339
Total liabilities	$22,559	$4,263	$2,826	$10,683	$40,331	$21,751	$3,571	$2,871	$11,269	$39,462
Contractual commitments:(5)
Contractual loans, equities and mortgages	$39	$1,199	$915	$2,756	$4,909	$1,134	$1,202	$375	$2,359	$5,070
Total contractual commitments	$39	$1,199	$915	$2,756	$4,909	$1,134	$1,202	$375	$2,359	$5,070

(1)    These amounts represent the undiscounted estimated cash flows of investment contract liabilities on our Consolidated Statements of Financial Position.
(2)    Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.
(3)    Lease liabilities are included on the Consolidated Statements of Financial Position due to the implementation of IFRS 16.
(4)    Reflects a change in presentation effective December 31, 2022.
(5)    Contractual commitments and operating lease commitments are not reported on our Consolidated Statements of Financial Position. Additional information on these commitments is included in Note 22.